Trading Advisors (Details)	5 Months Ended	12 Months Ended		5 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended			5 Months Ended	6 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended	5 Months Ended	12 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended		10 Months Ended	12 Months Ended	10 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended	12 Months Ended
	May 30, 2013 C-View [Member]	Dec. 31, 2013 Altis [Member]	Dec. 31, 2013 SSARIS [Member]	May 30, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] C-View [Member]	May 30, 2011 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] DKR [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Krom River [Member]	Sep. 30, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Krom River [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Krom River [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Cambridge [Member]	Oct. 09, 2012 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Flintlock [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Altis [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] EMC [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] EMC [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Graham [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Nov. 30, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Rabar [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Rabar [Member]	Jan. 31, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Sunrise Capital [Member]	Jun. 27, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Sunrise Capital [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Aventis [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Blenheim [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] PGR [Member]	Nov. 29, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Eclipse [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Eclipse [Member]	Aug. 30, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] DKR [Member]	May 31, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] DKR [Member]	Aug. 30, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] DKR [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Blackwater [Member]	Nov. 30, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Blackwater [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Blackwater [Member]	May 31, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Campbell [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Campbell [Member]	Oct. 30, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Oct. 30, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Oct. 30, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] JWH [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Rotella [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Rotella [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Rotella [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton [Member]	Dec. 31, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name		Altis Partners (Jersey) Limited ("Altis")	SSARIS Advisors, LLC ("SSARIS")					Krom River	Cambridge		Altis Partners (Jersey) Limited		EMC Capital Advisors, LLC	Graham Capital Management, L.P. ("Graham")				Northfield Trading L.P.		Rabar Market Research, Inc. ("Rabar")			Aventis Asset Management LLC	Blenheim Capital Management, L.L.C. ("Blenheim")	PGR Capital L.P.							Aspect Capital Limited			Blackwater Capital Management LLC		Campbell & Company, Inc. ("Campbell")							Rotella Capital Management, Inc. ("Rotella")		Winton Capital Management Limited
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.1667%	0.1042%	0.1042%	0.1667%		0.0833%	0.1667%	0.0833%	0.125%	0.125%	0.1042%	0.2083%	0.1667%	0.1667%	0.0833%	0.25%	0.1667%	0.0833%	0.2083%	0.1667%	0.25%	0.1667%	0.125%	0.25%	0.0833%	0.1667%	0.25%	0.1458%	0.1667%		0.1667%	0.125%	0.0625%	0.1042%	0.0625%	0.25%	0.1667%		0.1667%	0.1667%	0.0833%	0.1667%	0.1667%	0.0833%	0.1667%	0.125%	0.1667%
Management fee, annual basis (in hundredths)	2.00%	1.25%	1.25%	2.00%		1.00%	2.00%	1.00%	1.50%	1.50%	1.25%	2.50%	2.00%	2.00%	1.00%	3.00%	2.00%	1.00%	2.50%	2.00%	3.00%	2.00%	1.50%	3.00%	1.00%	2.00%	3.00%	1.75%	2.00%		2.00%	1.50%	0.75%	1.25%	0.75%	3.00%	2.00%		2.00%	2.00%	1.00%	2.00%	2.00%	1.00%	2.00%	1.50%	2.00%
Temporarily reduced management fee, annual basis (in hundredths)																																						1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%	20.00%	15.00%	20.00%	20.00%			20.00%	15.00%	20.00%	20.00%	17.50%	20.00%	20.00%		15.00%		20.00%	17.50%	20.00%	15.00%	20.00%	20.00%	15.00%	20.00%	20.00%	15.00%			20.00%		20.00%			20.00%		20.00%			19.00%		20.00%		20.00%		20.00%